Document and Entity Information	Aug. 29, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Aug. 29, 2025
Entity Central Index Key	0000702149
Amendment Flag	false
Registrant Name	The North Carolina Capital Management Trust
Entity Investment Company Type	N-1A